Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 0	$ 0	$ 1	$ (55)	$ (55)	$ (82)
U.S. corporate income tax rate					21.00%	21.00%
Valuation allowance					$ 21,300
GREECE
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					14,000
DENMARK
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					25,500
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					78,400	$ 64,900
Credit carryforwards					700
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					70,300	$ 56,800
Credit carryforwards					$ 200